UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 112.0%
AUSTRALIA 6.6%
ELECTRIC—REGULATED ELECTRIC 1.0%
Spark Infrastructure Group(a)	11,618,785	$20,623,897

PIPELINES—C-CORP 0.9%
APA Group(a),(b)	2,955,687	19,364,356

TOLL ROADS 4.7%
Transurban Group(a),(b)	11,109,510	97,089,422
TOTAL AUSTRALIA		137,077,675
BRAZIL 1.9%
TOLL ROADS 1.3%
CCR SA	5,409,202	28,175,786

WATER 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	1,335,742	12,399,813
TOTAL BRAZIL		40,575,599
CANADA 7.7%
PIPELINES—C-CORP 5.4%
Enbridge(b)	425,140	18,684,837
Keyera Corp.	710,773	22,981,814
TransCanada Corp.(b)	1,494,626	70,986,048
		112,652,699
RAILWAYS 2.3%
Canadian National Railway Co.	314,798	20,577,824
Canadian Pacific Railway Ltd(b)	182,402	27,832,659
		48,410,483
TOTAL CANADA		161,063,182
CHILE 0.4%
WATER
Aguas Andinas SA, Class A	11,903,677	7,656,546

CHINA 2.1%
AIRPORTS—AIRPORT SERVICES 0.9%
Beijing Capital International Airport Co., Ltd., Class H (HKD)(a)	15,548,000	17,723,583

TOLL ROADS 1.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a),(b)	18,390,000	25,520,360
TOTAL CHINA		43,243,943

	Number of Shares/Units	Value
FRANCE 1.2%
RAILWAYS
Groupe Eurotunnel SE(a)	2,242,448	$24,291,065

HONG KONG 2.7%
ELECTRIC—REGULATED ELECTRIC 2.1%
Power Assets Holdings Ltd.(a),(b)	4,421,000	43,262,445

MARINE PORTS 0.6%
COSCO SHIPPING Ports Ltd. (Bermuda)(a)	11,790,000	12,130,803
TOTAL HONG KONG		55,393,248
ITALY 5.5%
COMMUNICATIONS—TOWERS 0.9%
Ei Towers S.p.A.(a),(b),(c)	370,020	19,488,531

GAS DISTRIBUTION 1.8%
Snam S.p.A.(a),(b)	6,685,053	37,067,701

TOLL ROADS 2.8%
Atlantia S.p.A.(a),(b)	2,268,175	57,606,202
TOTAL ITALY		114,162,434
JAPAN 4.4%
ELECTRIC—INTEGRATED ELECTRIC 1.7%
Chugoku Electric Power Co. (The)(a)	1,702,900	21,412,805
Tohoku Electric Power Co.(a)	1,020,700	13,310,902
		34,723,707
GAS DISTRIBUTION 1.1%
Tokyo Gas Co., Ltd.(a),(b)	5,233,000	23,281,707

RAILWAYS 1.6%
Central Japan Railway Co.(a),(b)	64,400	11,025,597
West Japan Railway Co.(a)	378,000	23,448,935
		34,474,532
TOTAL JAPAN		92,479,946
MEXICO 3.7%
AIRPORTS 0.9%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,891,461	17,981,305

PIPELINES—C-CORP 0.5%
Infraestructura Energetica Nova SAB de CV	2,869,312	11,176,995

TOLL ROADS 2.3%
OHL Mexico SAB de CV(c)	20,243,444	26,862,843

	Number of Shares/Units	Value
Promotora y Operadora de Infraestructura SAB de CV	1,863,575	$20,062,283
		46,925,126
TOTAL MEXICO		76,083,426
NEW ZEALAND 2.1%
AIRPORTS
Auckland International Airport Ltd.(a)	8,083,747	43,327,421

SINGAPORE 0.8%
MARINE PORTS
Hutchison Port Holdings Trust (USD)(a)	36,362,200	16,232,595

SPAIN 3.6%
COMMUNICATIONS—TOWERS 1.1%
Cellnex Telecom SAU, 144A(a),(d)	1,234,887	22,347,406

GAS DISTRIBUTION 1.6%
Enagas SA(a)	1,139,109	34,266,963

TOLL ROADS 0.9%
Abertis Infraestructuras SA(a)	1,188,019	18,508,659
TOTAL SPAIN		75,123,028
SWITZERLAND 2.0%
AIRPORTS
Flughafen Zuerich AG(a)	208,662	40,792,128

UNITED KINGDOM 3.7%
ELECTRIC—REGULATED ELECTRIC 2.9%
National Grid PLC(a),(b)	4,304,673	60,794,091

WATER 0.8%
United Utilities Group PLC(a),(b)	1,225,377	15,916,107
TOTAL UNITED KINGDOM		76,710,198
UNITED STATES 63.6%
COMMUNICATIONS 10.6%
TELECOMMUNICATIONS 0.7%
AT&T(b),(e)	342,100	13,892,681

TOWERS 9.9%
American Tower Corp.(b),(e)	815,534	92,424,468
Crown Castle International Corp.(b),(e)	1,076,985	101,462,757
SBA Communications Corp., Class A(c)	108,124	12,127,188
		206,014,413
TOTAL COMMUNICATIONS		219,907,094

	Number of Shares/Units	Value
DIVERSIFIED 0.6%
Macquarie Infrastructure Co. LLC(b),(e)	151,211	$12,586,804

ELECTRIC 26.3%
INTEGRATED ELECTRIC 8.4%
8Point3 Energy Partners LP	332,100	4,782,240
Dominion Resources(b),(e)	138,301	10,271,615
NextEra Energy(b),(e)	960,266	117,459,737
NextEra Energy Partners LP(b),(e)	554,152	15,499,632
Pattern Energy Group(b),(e)	1,118,885	25,163,724
		173,176,948
REGULATED ELECTRIC 17.9%
Alliant Energy Corp.(b),(e)	711,385	27,253,159
CMS Energy Corp.(b),(e)	1,561,070	65,580,551
DTE Energy Co.(b),(e)	314,260	29,436,734
Edison International(b),(e)	973,634	70,345,056
PG&E Corp.(b),(e)	1,330,192	81,367,845
WEC Energy Group(b),(e)	682,144	40,846,783
Xcel Energy(b),(e)	1,388,445	57,120,627
		371,950,755
TOTAL ELECTRIC		545,127,703
GAS DISTRIBUTION 7.0%
Atmos Energy Corp.(b),(e)	729,629	54,335,472
NiSource(b),(e)	662,017	15,961,230
Sempra Energy(b),(e)	697,570	74,772,528
		145,069,230
PIPELINES 12.2%
PIPELINES—C-CORP 9.2%
Cheniere Energy(b),(c)	482,813	21,050,647
Kinder Morgan(b),(e)	3,412,758	78,937,093
SemGroup Corp., Class A(b)	343,043	12,130,000
Targa Resources Corp.	426,642	20,952,389
Teekay Corp.	1,041,512	8,030,057
Williams Cos. (The)(b),(e)	1,644,507	50,535,700
		191,635,886
PIPELINES—MLP 3.0%
Antero Midstream Partners LP(b)	462,200	12,340,740
Buckeye Partners LP(b)	183,232	13,119,411
Noble Midstream Partners LP(c)	389,049	10,854,467

	Number of Shares/Units	Value
Rice Midstream Partners LP (Unregistered)(a),(d),(f)	630,900	$14,119,542
Rice Midstream Partners LP(b),(e)	473,200	11,479,832
		61,913,992
TOTAL PIPELINES		253,549,878
RAILWAYS 5.2%
CSX Corp.(b)	1,059,233	32,306,606
Union Pacific Corp.(b),(e)	772,883	75,379,279
		107,685,885
WATER 1.7%
American Water Works Co.(b),(e)	484,540	36,262,974
TOTAL UNITED STATES		1,320,189,568
TOTAL COMMON STOCK (Identified cost—$1,865,335,072)		2,324,402,002
PREFERRED SECURITIES—$25 PAR VALUE 8.8%
UNITED KINGDOM 0.1%
BANKS—FOREIGN
National Westminster Bank PLC, 7.763%, Series C (USD)(b)	110,457	2,842,059

UNITED STATES 8.7%
BANKS 3.6%
Bank of America Corp., 6.20%, Series CC	112,525	2,966,159
Bank of America Corp., 6.00%, Series EE	150,000	3,939,000
Bank of America Corp., 6.50%, Series Y	214,496	5,789,247
BB&T Corp., 5.625%	305,117	8,134,419
Capital One Financial Corp., 6.70%, Series D	145,825	4,102,057
Citigroup, 6.875%, Series K	160,000	4,609,600
Citigroup, 6.30%, Series S	167,743	4,492,158
Huntington Bancshares, 6.25%, Series D	157,000	4,323,780
JPMorgan Chase & Co., 6.10%, Series AA(b),(e)	196,847	5,336,522
JPMorgan Chase & Co., 6.125%, Series Y	200,000	5,418,000
Regions Financial Corp., 6.375%, Series B	207,410	6,004,520
Wells Fargo & Co, 6.00%, Series T(b)	150,000	4,017,000
Wells Fargo & Co., 5.85%(b)	260,000	6,955,000
Wells Fargo & Co., 5.70%, Series W(b),(e)	170,971	4,431,568
Wells Fargo & Co., 5.50%, Series X	150,000	3,868,500
		74,387,530
ELECTRIC 1.2%
INTEGRATED ELECTRIC 1.0%
Integrys Holdings, 6.00%, due 8/1/73(b)	234,338	6,423,790

	Number of Shares/Units	Value
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K	301,637	$7,749,055
Southern Co./The, 6.25%, due 10/15/75(b),(e)	200,000	5,566,000
		19,738,845
REGULATED ELECTRIC 0.2%
DTE Energy Co., 5.375%, due 6/1/76, Series B	202,000	5,207,560
TOTAL ELECTRIC		24,946,405

FINANCIAL 0.9%
DIVERSIFIED FINANCIAL SERVICES 0.3%
KKR & Co. LP, 6.75%, Series A(b)	112,000	3,032,960
State Street Corp., 5.35%, Series G	98,000	2,627,380
		5,660,340
INVESTMENT BANKER/BROKER 0.6%
Charles Schwab Corp./The, 5.95%, Series D	115,000	3,130,300
Morgan Stanley, 6.875%	210,732	6,201,843
Morgan Stanley, 6.375%, Series I	125,000	3,483,750
		12,815,893
TOTAL FINANCIAL		18,476,233
INDUSTRIALS—CHEMICALS 0.5%
CHS, 7.10%, Series II	213,756	6,404,130
CHS, 6.75%(b)	167,931	4,807,864
		11,211,994
INSURANCE 0.4%
LIFE/HEALTH INSURANCE 0.1%
Prudential Financial, 5.75%, due 12/15/52	73,926	1,952,386

MULTI-LINE 0.3%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	2,123,360
Hartford Financial Services Group, 7.875%, due 4/15/42	103,055	3,251,385
		5,374,745
REINSURANCE 0.0%
Reinsurance Group of America, 6.20%, due 9/15/42(b),(e)	9,152	262,845
TOTAL INSURANCE		7,589,976

INTEGRATED TELECOMMUNICATIONS SERVICES 0.1%
Qwest Corp., 6.50%, due 9/1/56	120,000	3,102,000

	Number of Shares/Units	Value
REAL ESTATE—DIVERSIFIED 0.7%
Coresite Realty Corp., 7.25%, Series A(b)	99,000	$2,561,130
Retail Properties of America, 7.00%	99,400	2,569,490
Saul Centers, 6.875%, Series C	79,140	2,081,778
VEREIT, 6.70%, Series F(b)	247,888	6,603,736
		13,816,134
TECHNOLOGY—SOFTWARE 0.3%
eBay, 6.00%, due 2/1/56	220,400	5,981,656

UTILITIES 1.0%
Dominion Resources, 5.25%, due 7/30/76, Series A	304,000	7,739,840
Entergy New Orleans, 5.50%, due 4/1/66	93,000	2,544,480
SCE Trust IV, 5.375%, Series J	184,000	5,337,840
SCE Trust V, 5.45%, Series K	164,800	4,892,912
		20,515,072
TOTAL UNITED STATES		180,027,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$168,535,414)		182,869,059
PREFERRED SECURITIES—CAPITAL SECURITIES 16.0%
AUSTRALIA 0.6%
BANKS—FOREIGN 0.2%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (USD)(d)	4,000,000	4,403,664

INSURANCE-PROPERTY CASUALTY 0.3%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	4,000,000	4,440,000
QBE Insurance Group Ltd., 5.875%, due 6/17/46, Series EMTN (USD)	1,800,000	1,909,011
		6,349,011
MATERIAL—METALS & MINING 0.1%
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (USD)(d)	2,000,000	2,270,000
TOTAL AUSTRALIA		13,022,675
CANADA 0.6%
PIPELINES 0.2%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (USD)	3,790,000	4,019,295

UTILITIES—ELECTRIC UTILITIES 0.4%
Emera, 6.75%, due 6/15/76, Series 16-A (USD)(b)	8,250,000	8,889,094

	Number of Shares/Units	Value
TOTAL CANADA		$12,908,389

FRANCE 1.3%
BANKS—FOREIGN 0.8%
BNP Paribas, 7.195%, 144A (USD)(d)	3,000,000	3,382,500
BNP Paribas SA, 7.625%, 144A (USD)(d)	4,800,000	4,952,554
Credit Agricole SA, 8.125%, 144A (USD)(b),(d)	4,950,000	5,264,196
Societe Generale SA, 7.375%, 144A (USD)(d)	2,600,000	2,554,500
		16,153,750
INSURANCE 0.5%
LIFE/HEALTH INSURANCE 0.2%
La Mondiale Vie, 7.625% (USD)	3,250,000	3,485,625

MULTI-LINE—FOREIGN 0.3%
AXA SA, 8.60%, due 12/15/30 (USD)(b)	5,000,000	7,075,000
TOTAL INSURANCE		10,560,625
TOTAL FRANCE		26,714,375
GERMANY 0.2%
BANKS—FOREIGN
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(b),(d)	4,000,000	4,770,000

ITALY 0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(b),(d)	8,635,000	10,113,744

JAPAN 0.8%
INSURANCE
LIFE/HEALTH INSURANCE 0.6%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (USD)(b),(d)	2,800,000	3,080,280
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (USD)(b),(d)	4,400,000	4,773,921
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (USD)(b),(d)	3,800,000	4,194,630
		12,048,831
LIFE/HEALTH INSURANCE—FOREIGN 0.2%
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (USD)(b),(d),(e)	3,600,000	4,054,500
TOTAL JAPAN		16,103,331

	Number of Shares/Units	Value
NETHERLANDS 0.7%
BANKS—FOREIGN 0.6%
Rabobank Nederland, 8.40% (USD)	2,000,000	$2,085,364
Rabobank Nederland, 11.00%, 144A (USD)(b),(d)	8,120,000	9,865,800
		11,951,164
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Demeter BV (Swiss Re Ltd.), 5.75%, due 8/15/50 (USD)	2,200,000	2,315,566
TOTAL NETHERLANDS		14,266,730

SPAIN 0.1%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)	2,400,000	2,466,161

SWITZERLAND 0.7%
BANKS—FOREIGN 0.5%
Credit Suisse Group AG, 7.50%, 144A (USD)(d)	2,391,000	2,438,521
UBS Group AG, 6.875% (USD)	1,800,000	1,780,695
UBS Group AG, 7.125% (USD)	5,046,000	5,126,484
UBS Group AG, 7.125%, Series . (USD)	1,600,000	1,647,232
		10,992,932
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,301,000
TOTAL SWITZERLAND		15,293,932

UNITED KINGDOM 2.8%
BANKS—FOREIGN
Barclays PLC, 8.25% (USD)	5,161,000	5,173,902
Barclays PLC, 7.875%, Series . (USD)	2,400,000	2,366,242
HBOS Capital Funding LP, 6.85% (USD)	2,400,000	2,439,000
HSBC Capital Funding LP, 10.176%, 144A (USD)(b),(d)	9,750,000	14,803,620
HSBC Holdings PLC, 6.875% (USD)	3,800,000	3,961,500
Lloyds Banking Group PLC, 7.50% (USD)	7,734,000	8,006,237
Nationwide Building Society, 10.25%, due 12/6/99	6,030,000	10,023,739
Royal Bank of Scotland Group PLC, 7.648% (USD)(b)	2,404,000	2,890,810
Royal Bank of Scotland Group PLC, 8.625% (USD)	6,000,000	5,887,500
Standard Chartered PLC, 7.50%, 144A (USD)(d)	2,000,000	2,000,000
TOTAL UNITED KINGDOM		57,552,550

UNITED STATES 7.7%
BANKS 4.6%
AgriBank FCB, 6.875%(b)	37,000	3,989,063

	Number of Shares/Units	Value
Bank of America Corp., 6.10%, Series AA	1,013,000	$1,057,319
Bank of America Corp., 6.30%, Series DD(b),(e)	4,500,000	4,899,375
Bank of America Corp., 7.25%, Series L (Convertible)	4,000	4,883,360
Bank of America Corp., 6.50%, Series Z(b)	5,169,000	5,605,134
Citigroup, 6.125%, Series R(b)	2,225,000	2,316,781
Citigroup, 6.25%, Series T	5,100,000	5,495,250
CoBank ACB, 6.25%, 144A(b),(d)	52,500	5,551,875
CoBank ACB, 6.25%, Series I	2,866,000	3,138,554
Farm Credit Bank of Texas, 6.75%, 144A(b),(d)	35,300	3,795,855
Farm Credit Bank of Texas, 10.00%, Series I(b)	7,000	8,312,500
JPMorgan Chase & Co., 7.90%, Series I(b)	12,220,000	12,571,325
JPMorgan Chase & Co., 6.75%, Series S(b)	6,000,000	6,630,000
JPMorgan Chase & Co., 5.30%, Series Z	4,850,000	4,928,813
PNC Financial Services Group, 6.75%	3,000,000	3,360,000
US Bancorp, 5.125%, Series I	2,100,000	2,214,450
Wells Fargo & Co., 7.98%, Series K(b)	8,250,000	8,632,387
Wells Fargo & Co., 5.875%, Series U(b)	7,320,000	7,951,350
		95,333,391
ELECTRIC—INTEGRATED 0.2%
Southern California Edison Co, 6.25%, Series E	4,150,000	4,616,875

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.1%
National Rural Utilities Cooperative Finance Corp., 5.25%, due 4/20/46	1,764,000	1,907,958

FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(b),(d),(f)	60,000	6,408,750

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.7%
General Electric Co., 5.00%, Series D(b)	13,407,000	14,274,433

INSURANCE 1.3%
LIFE/HEALTH INSURANCE 1.0%
MetLife, 5.25%, Series C	5,200,000	5,239,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b),(d)	4,500,000	5,668,191
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(d)	6,500,000	9,367,800
		20,274,991
PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(d)	4,500,000	5,276,250
TOTAL INSURANCE		25,551,241

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b),(d)	8,989	10,621,065

TOTAL UNITED STATES			$158,713,713
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$300,749,122)			331,925,600

		Principal Amount	Value
CORPORATE BONDS—UNITED STATES 0.5%
INTEGRATED TELECOMMUNICATIONS SERVICES
Embarq Corp., 7.995%, due 6/1/36(b)		$8,338,000	8,458,734
Frontier Communications Corp., 9.00%, due 8/15/31(b)		2,799,000	2,589,075
TOTAL CORPORATE BONDS (Identified cost—$11,131,109)			11,047,809

		Number of Shares/Units	Value
SHORT-TERM INVESTMENTS 2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(g)		42,500,000	42,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$42,500,000)			42,500,000
TOTAL INVESTMENTS (Identified cost—$2,388,250,717)	139.4%		2,892,744,470
LIABILITIES IN EXCESS OF OTHER ASSETS	(39.4)		(817,514,187)
NET ASSETS (Equivalent to $24.32 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$2,075,230,283

Glossary of Portfolio Abbreviations

HKD                                                                                                                    Hong Kong Dollar

MLP                                                                                                                     Master Limited Partnership

USD                                                                                                                       United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 35.3% of the net assets of the Fund, of which 34.6% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)         All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,727,870,055 in aggregate has been pledged as collateral.

(c)          Non-income producing security.

(d)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 7.3% of the net assets of the Fund, of which 1.0% are illiquid.

(e)          A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $765,640,965 in aggregate has been rehypothecated.

(f)           Illiquid security. Aggregate holdings equal 1.0% of the net assets of the Fund.

(g)          Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Electric (Common)	24.1
Pipelines (Common)	13.6
Toll Roads (Common)	9.4
Communications (Common)	8.9
Gas Distribution (Common)	8.2
Railways (Common)	7.3
Banks (Preferred)	5.8
Other	4.1
Airports (Common)	4.1
Banks—Foreign (Preferred)	3.8
Insurance (Preferred)	2.5
Water (Common)	2.5
Utilities (Preferred)	1.3
Marine Ports (Common)	1.0
Industrials (Preferred)	0.9
Electric (Preferred)	0.8
Financial (Preferred)	0.7
Real Estate (Preferred)	0.5
Integrated Telecommunications Services (Preferred)	0.5
100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2016, there were $28,175,786 of

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

securities transferred from Level 2 to Level 1, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2016.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Brazil	$40,575,599	$40,575,599	$—	$—
Canada	161,063,182	161,063,182	—	—
Chile	7,656,546	7,656,546	—	—
Mexico	76,083,426	76,083,426	—	—
United States	1,320,189,568	1,306,070,026	—	14,119,542	(a)
Other Countries	718,833,681	—	718,833,681	—
Preferred Securities - $25 Par Value:
United States	180,027,000	173,603,210	6,423,790	—
Other Countries	2,842,059	2,842,059	—	—
Preferred Securities - Capital Securities:
United States	158,713,713	4,883,360	147,421,603	6,408,750	(b)
Other Countries	173,211,887	—	173,211,887	—
Corporate Bonds	11,047,809	—	11,047,809	—
Short-Term Investments	42,500,000	—	42,500,000	—
Total Investments(c)	$2,892,744,470	$1,772,777,408	$1,099,438,770	$20,528,292

(a)         Private placement in a public equity classified as Level 3 is valued at a discount to quoted market price to reflect limited liquidity.

(b)         Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(c)          Portfolio holdings are disclosed individually on the Schedule of Investments.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock- United States	Preferred Securities- Capital Securities - United States
Balance as of December 31, 2015	$6,313,128	$—	$6,313,128
Purchases	13,564,350	13,564,350	—
Change in unrealized appreciation (depreciation)	650,814	555,192	95,622
Balance as of September 30, 2016	$20,528,292	$14,119,542	$6,408,750

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2016 which were valued using significant unobservable inputs (Level 3) amounted to $650,814.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2016	Technique	Inputs	Value

Common Stock-United States	$14,119,542	Market Price Less Discount	Liquidity Discount	7.74%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock-United States is a discount to quoted market prices to reflect limited liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,388,250,717
Gross unrealized appreciation	$531,237,531
Gross unrealized depreciation	(26,743,778)
Net unrealized appreciation	$504,493,753

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 23, 2016